CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 5,846	$ 7,300
Short-term bank deposits	16,525	14,524
Restricted cash	92	684
Trade receivables		21
Other accounts receivable and prepaid expenses	546	548
Receivables from funding arrangement		5,000
Total current assets	23,009	28,077
LONG-TERM INVESTMENTS:
Investment in Evogene	4,093	6,227
Long-term prepaid expenses	17	64
Severance pay fund	1,465	1,510
Total long-term investments	5,575	7,801
PROPERTY AND EQUIPMENT, NET	497	580
Total assets	29,081	36,458
CURRENT LIABILITIES:
Trade payables	248	507
Other accounts payable and accrued expenses	1,459	1,934
Total current liabilities	1,707	2,441
LONG-TERM LIABILITIES:
Research and development funding arrangement	6,150	4,037
Accrued severance pay	1,643	1,695
Total long-term liabilities	7,793	5,732
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.01 par value: 100,000,000 shares authorized at December 31, 2011 and 2010; 34,707,622 and 33,915,545 shares issued and outstanding at December 31, 2011 and 2010, respectively	94	92
Additional paid-in capital	195,714	190,275
Accumulated other comprehensive income	4,264	6,405
Accumulated deficit	(180,491)	(168,487)
Total shareholders' equity	19,581	28,285
Total liabilities and shareholders' equity	$ 29,081	$ 36,458